PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 23,526	$ 15,944
Related parties’ receivable	81	1,587
Government institutions	12,408	7,376
Derivative instruments	22,825	2,984
Interest receivable	5,010	4,864
Short-term vendor deposits	436	335
Deferred contract costs	20,160	10,409
Other current assets	2,791	1,337
Total prepaid expenses and other current assets	$ 87,237	$ 44,836